Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Income Taxes
Income Taxes

5. Income Taxes

The Company’s estimated annual effective tax rate, before reporting the net impact of discrete items, was approximately 32.6% and 34.8% for the three months ended March 31, 2015 and 2014. The Company’s reported effective tax rates after including the net impact of discrete items for the three months ended March 31, 2015 and 2014 of 25.0% and 34.8%, respectively, in the accompanying condensed consolidated statements of income.

The Company’s provision for income taxes for the three months ended March 31, 2015, was impacted by a net discrete tax benefit of $186 associated primarily with the recognition of deferred tax assets related to non-qualified stock options. There were no discrete items for the three months ended March 31, 2014 that affected the Company’s provision for income taxes.

Deferred income taxes reflect the net tax effects of temporary differences between the recorded amounts of assets and liabilities for financial reporting purposes, and the amounts used for income tax purposes. Included in the accompanying consolidated balance sheets as of March 31, 2015 is a current tax payable of approximately $787 in other liabilities and a net deferred tax asset of approximately $1,566 in other assets. Included in the accompanying consolidated balance sheets in as of December 31, 2014 is a current tax liability of $89 in accrued interest payable and other liabilities and a net deferred tax asset of $1,385 in other assets.

13. Income Taxes

        The provision for income taxes is summarized as follows:

	Year Ended December 31,
	2014	2013	2012
Income tax expense (benefit):
Current	$3,171	$2,491	$534
Deferred	(466)	(714)	(398)

	$2,705	$1,777	$136

        The table below reconciles income tax expense for the years ended December 31, 2014, 2013 and 2012 computed by applying the applicable U.S. Federal statutory income tax rate, reconciled to the tax expense computed at the effective income tax rate:

	Year Ended December 31,
	2014	2013	2012
Federal income tax expense rate at 34%	$2,690	$1,763	$549
Stock option expense	—	76	58
Bank-owned life insurance income	(118)	(110)	(52)
Non-deductible dues and memberships	50	48	44
Non-deductible meals and entertainment	43	24	—
Change in valuation allowance	—	—	(518)
Other	40	(24)	55

Total income tax expense	2,705	1,777	136

Effective tax rate	34.2%	34.3%	8.4%

        Deferred income taxes reflect the net tax effects of temporary differences between the recorded amounts of assets and liabilities for financial reporting purposes, and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2014	2013
Deferred tax assets:
Net operating loss	$—	$96
Organizational costs	167	183
Allowance for loan losses	1,868	1,619
Deferred loan fees	18	32
Non-accrual interest	69	62
Capital loss carryforward	85	85
ORE write down for book purposes	—	55
Deferred rent expenses	66	70
Restricted stock	131	84
Stock options	73	—
Accrued bonuses	271	243
Other	137	134

Total deferred tax assets	2,885	2,663

Deferred tax liabilities:
Net unrealized gain on securities available for sale	88	14
Core deposit intangibles	412	512
FHLB stock dividends	27	26
Bank premises and equipment	973	1,118

Total deferred tax liabilities	1,500	1,670

Net deferred tax asset	$1,385	$993

        Included in the accompanying consolidated balance sheets in as of December 31, 2014 is a current tax liability of $89 in accrued interest payable and other liabilities and a net deferred tax asset of $1,385 in other assets. Included in the accompanying consolidated balance sheets in other assets as of December 31, 2013 is a current tax receivable of $292 and a net deferred tax asset of $993.